Share Capital - Earnings per share (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share
Weighted average number of common shares outstanding, basic	26,835,444	13,129,212
Weighted average number of common shares outstanding, diluted	26,835,444	13,129,212